Supplement to the current prospectus

MFS(R) Total Return Fund

Effective August 31, 2007, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

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Portfolio Manager   Primary Role   Since   Title and Five Year History
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Nevin P. Chitkara   Large-Cap      2006    Investment Officer of MFS;
                    Value                  employed in the investment
                    Equities               management area of MFS since
                    Portfolio              1997.
                    Manager
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William P. Douglas  Mortgage       2004    Investment Officer of MFS;
                    Backed                 employed in the investment
                    Debt                   management area of MFS since
                    Securities             2004; Vice President and Senior
                    Portfolio              Mortgage Analyst at Wellington
                    Manager                Management Company, LLP from 1994 to
                                           2004.
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Kenneth J. Enright  Multi-Cap      1999    Investment Officer of MFS;
                    Value                  employed in the investment
                    Equities               management area of MFS since
                    Portfolio              1986.
                    Manager
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Steven R. Gorham    Large-Cap      2002    Investment Officer of MFS;
                    Value                  employed in the investment
                    Equities               management area of MFS since
                    Portfolio              1992.
                    Manager
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Richard O. Hawkins  Debt           2005    Investment Officer of MFS;
                    Securities             employed in the investment
                    Portfolio              management area of MFS since
                    Manager                1988.
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Gregory W.          Mid-Cap Value  August  Investment Officer of MFS,
Locraft, Jr.        Portfolio      2007    employed in the investment
                    Manager                management area of MFS since
                                           1998.
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Jonathan W. Sage    Mid-Cap Value  2006    Investment Officer of MFS;
                    Portfolio              employed in the investment
                    Manager                management area of MFS since
                                           2000.
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Michael W. Roberge  Debt           2002    Executive Vice President of MFS;
                    Securities             employed in the investment
                    Portfolio              management area of MFS since
                    Manager                1996.
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Brooks A. Taylor    Lead/Large-Cap 2004    Investment Officer of MFS;
                    Value Equities         employed in the investment
                    Portfolio              management area of MFS since
                    Manager                1996.
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                The date of this supplement is August 31, 2007.